Note 20 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Changes in deferred tax liability (asset) [Text Block]
			Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
	$	$	$	$	$

Origination and reversal of temporary differences	11,599	5,241	2,240	163	2,077
Change in unrecognized deductible temporary differences	(11,599)	(5,241)	(2,369)	(163)	(2,206)
Deferred tax (recovery) expense	-	-	(129)	-	(129)

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
			Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
	$	$	$	$	$
Loss before income taxes	(51,566)	(21,504)	(11,376)	(769)	(10,607)
Basic combined Canadian statutory income tax rate 1	26.68%	26.78%	26.87%	26.80%	26.88%
Computed income tax recovery	(13,758)	(5,759)	(3,057)	(206)	(2,851)
Increase resulting from:
Change in unrecognized deductible temporary differences	11,599	5,241	2,369	162	2,207
Non-deductible stock-based compensation	279	248	178	23	155
Non-deductible change in fair value	1,677	92	14	6	8
Permanent differences and other	203	178	166	12	154
Change in statutory income tax rate	-	-	201	3	198
Total tax (recovery) expense	-	-	(129)	-	(129)

Disclosure of unrecognized deferred tax assets [text block]
	March 31, 2019	March 31, 2018	March 31, 2017
	$	$	$
Deferred tax assets
Tax losses carried forward	23,695	12,670	8,293
Research and development expenses	5,362	4,927	4,220
Property, plan and equipment and intangible assets	766	567	435
Financing expenses	1,852	116	-
Other deductible temporary differences	378	768	522
Deferred tax assets	32,053	19,048	13,470
Deferred tax liabilities
Tax basis of unsecured convertible debentures in excess of carrying value	13	67	122
Deferred tax liabilities	13	67	122
Net deferred tax assets	32,040	18,981	13,348

Tax attributes and temporary differences, which are available to reduce future years’ taxable income [Text Block]
	March 31, 2019
	Federal	Provincial
	$	$
Tax losses carried forward
2029	714	714
2030	1,627	1,620
2031	2,071	2,063
2032	2,262	2,241
2033	1,854	1,825
2034	3,598	3,598
2035	4,595	4,459
2036	5,494	5,494
2037	8,584	8,456
2038	17,340	17,270
2039	41,447	41,447
	89,586	89,187

Research and development expenses, without time limitation	19,617	21,036

Other deductible temporary differences, without time limitation	30,875	32,294